Document and Entity Information	Feb. 02, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001634379
Document Type	8-K
Document Period End Date	Feb. 02, 2023
Entity Registrant Name	Metacrine, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39512
Entity Tax Identification Number	47-2297384
Entity Address, Address Line One	4225 Executive Square
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92037
City Area Code	(858)
Local Phone Number	369-7800
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MTCR
Entity Emerging Growth Company	true
Entity Ex Transition Period	true